Net (Loss)/Earnings per Share	12 Months Ended
Dec. 31, 2020
Net (Loss)/Earnings per Share
Net (Loss)/Earnings per Share

17. Net (Loss)/Earnings per Share

Basic and diluted (loss)/earnings per share have been calculated in accordance with ASC260 for the years ended December 31, 2018, 2019 and 2020:

	For the Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net income	55,083	176,724	4,877
Net loss attributable to non-controlling interests	—	—	930
Accretions of Preferred Shares to redemption value	(104,211)	(50,219)	—
Net (loss)/earnings attributable to ordinary shareholders	(49,128)	126,505	5,807
Denominator:
Weighted average number of ordinary shares outstanding, basic	24,555,427	59,357,935	81,534,991
Weighted average number of ordinary shares outstanding, diluted	24,555,427	63,309,091	83,781,406
Net (loss)/earnings per share, basic	(2.00)	2.13	0.07
Net (loss)/earnings per share, diluted	(2.00)	2.00	0.07
Net (loss)/earnings per ADS, basic	(1.54)	1.64	0.05
Net (loss)/earnings per ADS, diluted	(1.54)	1.54	0.05

The net loss per ADS for the year ended December 31, 2018 was calculated using the same conversion ratio assuming the ADSs had been in existence during the year.

Basic and diluted (loss)/earnings per ordinary share are computed using the weighted average number of ordinary shares outstanding during the year. Both Class A and Class B ordinary shares are included in the calculation of the weighted average number of ordinary shares outstanding, basic and diluted.

The following ordinary shares equivalents were excluded from the computation of dilutive net (loss)/earnings per share to eliminate any antidilutive effect:

	For the Year ended December 31,
	2018	2019	2020
Share option	2,587,743	—	—
Preferred Shares	39,388,581	15,127,760	—
Total	41,976,324	15,127,760	—